UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22021
The Gabelli Healthcare & WellnessRx Trust

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Agnes Mullady
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
(§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Healthcare & WellnessRx Trust
Third Quarter Report
September 30, 2009
To Our Shareholders,
     During the third quarter of 2009, The Gabelli Healthcare & WellnessRx Trust’s (the “Fund”) total return was 12.4% on a net asset value (“NAV”) basis compared with a gain of 15.6% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was 17.0% during the third quarter.
     Enclosed is the investment portfolio as of September 30, 2009.
Comparative Results

Average Annual Returns through September 30, 2009 (a)

					Since
		Year to			Inception
	Quarter	Date	1 Year	2 Year	(06/28/07)
Gabelli Healthcare & WellnessRx Trust
NAV Total Return (b)	12.44%	19.32%	1.78%	(3.96)%	(2.71)%
Investment Total Return (c)	16.96	18.36	6.96	(13.44)	(11.74)
S&P 500 Index	15.59	19.27	(6.91)	(14.77)	(12.50	)(d)
S&P 500 Health Care Index	9.53	9.72	(3.55)	(7.98)	(6.85)
S&P 500 Consumer Staples Index	11.37	9.40	(4.64)	(1.99)	0.27

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Health Care Index is an unmanaged indicator of the stock market performance of companies in health care equipment and services, pharmaceuticals, biotechnology, and life sciences. The S&P 500 Consumer Staples Index is an unmanaged indicator of the stock market performance of companies in food and staples retailing, food, beverage and tobacco, and household and personal products. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $8.00.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $8.00.

(d)	From June 30, 2007, the date closest to the Fund’s inception for which data is available.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 92.4%
	Beverages — 6.6%
45,000	Dr. Pepper Snapple Group Inc.†	$1,293,750
12,000	Hansen Natural Corp.†	440,880
46,000	ITO EN Ltd.	851,691
10,000	PepsiAmericas Inc.	285,600
15,000	The Coca-Cola Co.	805,500
10,000	The Pepsi Bottling Group Inc.	364,400
250,000	Vitasoy International Holdings Ltd.	150,644

		4,192,465

	Biotechnology — 2.3%
8,000	Biogen Idec Inc.†	404,160
7,000	Cephalon Inc.†	407,680
12,000	Crucell NV, ADR†	274,680
5,000	Gilead Sciences Inc.†	232,900
452,000	Neose Technologies Inc.	38,872
5,000	Talecris Biotherapeutics Holdings Corp.†	95,000

		1,453,292

	Chemicals — 0.7%
12,000	International Flavors & Fragrances Inc.	455,160

	Computer Software and Services — 1.4%
30,000	Perot Systems Corp., Cl. A†	891,000

	Consumer Services and Supplies — 0.6%
15,000	Weight Watchers International Inc.	411,600

	Food — 28.8%
15,000	Cadbury plc, ADR	768,150
40,000	Campbell Soup Co.	1,304,800
28,191	Danone	1,698,820
75,000	Dean Foods Co.†	1,334,250
50,000	Del Monte Foods Co.	579,000
13,000	Diamond Foods Inc.	412,360
25,000	Flowers Foods Inc.	657,250
20,000	General Mills Inc.	1,287,600
15,000	H.J. Heinz Co.	596,250
17,000	Kellogg Co.	836,910
16,000	Kerry Group plc, Cl. A	456,567
80,000	Kikkoman Corp.	996,379
49,400	Lifeway Foods Inc.†	542,906
13,000	MEIJI Holdings Co. Ltd.†	554,671
15,000	Morinaga Milk Industry Co. Ltd.	74,862
40,000	Nestlé SA	1,704,526
10,000	Parmalat SpA	27,643
6,000	Rock Field Co. Ltd.	84,821
100,000	Smart Balance Inc.†	614,000
41,000	The Hain Celestial Group Inc.†	785,970
15,000	The J.M. Smucker Co.	795,150
130,000	Tingyi (Cayman Islands) Holding Corp.	268,385
11,000	Wimm-Bill-Dann Foods OJSC, ADR†	786,610
40,000	YAKULT HONSHA Co. Ltd.	1,067,231

		18,235,111

	Food and Staples Retailing — 8.3%
6,000	Costco Wholesale Corp.	338,760
44,000	CVS Caremark Corp.	1,572,560
25,000	Safeway Inc.	493,000
15,000	SUPERVALU Inc.	225,900
38,000	The Great Atlantic & Pacific Tea Co. Inc.†	338,580
10,000	The Kroger Co.	206,400
1,000	Village Super Market Inc., Cl. A	29,470
10,000	Wal-Mart Stores Inc.	490,900
23,000	Walgreen Co.	861,810
23,000	Whole Foods Market Inc.†	701,270

		5,258,650

	Health Care Equipment and Supplies — 16.2%
10,000	AngioDynamics Inc.†	137,800
10,000	Baxter International Inc.	570,100
8,000	Becton, Dickinson and Co.	558,000
56,000	Boston Scientific Corp.†	593,040
2,000	CareFusion Corp.†	43,600
17,000	Covidien plc	735,420
29,000	Cutera Inc.†	250,850
30,000	Greatbatch Inc.†	674,100
9,400	Henry Schein Inc.†	516,154
15,000	Hologic Inc†	245,100
19,000	Inverness Medical Innovations Inc.†	735,870
15,000	Kinetic Concepts Inc.†	554,700
9,095	MDS Inc.†	74,488
15,000	Medical Action Industries Inc.†	181,050
259,400	Medical Nutrition USA Inc.†	492,860
9,000	Medtronic Inc.	331,200
42,500	Micrus Endovascular Corp.†	550,375
550,000	Northstar Neuroscience Inc.†	42,900
15,000	Orthofix International NV†	440,850
23,000	St. Jude Medical Inc.†	897,230
4,000	Stryker Corp.	181,720
7,500	Thermo Fisher Scientific Inc.†	327,525
82,000	Vascular Solutions Inc.†	678,140
8,000	Zimmer Holdings Inc.†	427,600

		10,240,672

See accompanying notes to schedule of investments.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers and Services — 13.4%
14,000	Aetna Inc.	$389,620
15,000	Amedisys Inc.†	654,450
18,000	AmerisourceBergen Corp.	402,840
4,000	Cardinal Health Inc.	107,200
3,000	Chemed Corp.	131,670
320,000	Continucare Corp.†	966,400
11,000	Express Scripts Inc.†	853,380
29,091	Genoptix Inc.†	1,011,785
17,000	Healthways Inc.†	260,440
10,000	McKesson Corp.	595,500
9,000	Medco Health Solutions Inc.†	497,790
280,000	Metropolitan Health Networks Inc.†	610,400
25,000	Omnicare Inc.	563,000
12,000	Owens & Minor Inc.	543,000
14,000	PSS World Medical Inc.†	305,620
23,200	UnitedHealth Group Inc.	580,928

		8,474,023

	Pharmaceuticals — 14.1%
12,000	Abbott Laboratories	593,640
21,000	Inspire Pharmaceuticals Inc.†	109,620
40,000	Johnson & Johnson	2,435,600
10,000	King Pharmaceuticals Inc.†	107,700
15,000	Mead Johnson Nutrition Co., Cl. A	676,650
40,000	Mylan Inc.†	640,400
45,000	Pain Therapeutics Inc.†	227,700
22,500	Schering-Plough Corp.	635,625
43,000	Sepracor Inc.†	984,700
13,500	Teva Pharmaceutical Industries Ltd., ADR	682,560
10,000	Watson Pharmaceuticals Inc.†	366,400
30,000	Wyeth	1,457,400

		8,917,995

	TOTAL COMMON STOCKS	58,529,968

	WARRANTS — 0.0%
	Health Care Equipment and Supplies — 0.0%
80,907	Radient Pharmaceutical Corp., expire 03/05/11† (a)(b)	7,297

Principal		Market
Amount		Value
	U.S. GOVERNMENT OBLIGATIONS — 7.6%
$4,822,000	U.S. Treasury Bills, 0.066% to 0.274%††, 10/01/09 to 02/18/10	$4,821,288

TOTAL INVESTMENTS — 100.0% (Cost $62,551,722)		$63,358,553

	Aggregate book cost	$62,551,722

	Gross unrealized appreciation	$5,320,742
	Gross unrealized depreciation	(4,513,911)

	Net unrealized appreciation/depreciation	$806,831

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the market value of the Rule 144A security amounted to $7,297 or 0.01% of total investments.

(b)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2009, the market value of the fair valued security amounted to $7,297 or 0.01% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	81.7%	$51,734,043
Europe	11.3	7,134,976
Japan	5.7	3,629,655
Latin America	1.1	709,235
Asia/Pacific	0.2	150,644

Total Investments	100.0%	$63,358,553

See accompanying notes to schedule of investments.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$58,529,968
Level 2 — Other Significant Observable Inputs**	4,828,585

Total	$63,358,553

*	The industry classifications are detailed in the Schedule of Investments.

**	The Level 2 securities represent U.S. Government Obligations and Warrants as detailed in the Schedule of Investments.
     There were no Level 3 investments held at December 31, 2008 or September 30, 2009.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.
     As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.
     In the case of call options, these exercise prices are referred to as “in-the-money”, “at-the-money”, and “out-of-the-money”, respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At September 30, 2009, the Fund had no investments in options.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2009, there were no open forward foreign exchange contracts.
3. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $1,540,875 which are available to reduce future required distributions of net capital gains to shareholders through 2016.

TRUSTEES AND OFFICERS
THE GABELLI HEALTHCARE & WELLNESSRx TRUST
One Corporate Center, Rye, NY 10580-1422
Trustees
Mario J. Gabelli, CFA
  Chairman & Chief Executive Officer,
  GAMCO Investors, Inc.
Dr. Thomas E. Bratter
  President & Founder, John Dewey Academy
Anthony J. Colavita
  President,
  Anthony J. Colavita, P.C.
James P. Conn
  Former Managing Director &
  Chief Investment Officer,
  Financial Security Assurance Holdings Ltd.
Vincent D. Enright
  Former Senior Vice President &
  Chief Financial Officer,
  KeySpan Corp.
Robert C. Kolodny, MD
  Physician,
  Principal of KBS Management LLC
Anthonie C. van Ekris
  Chairman, BALMAC International, Inc.
Salvatore J. Zizza
  Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
  Secretary
Carter W. Austin
  Vice President
Peter D. Goldstein
  Chief Compliance Officer
Agnes Mullady
  President & Treasurer
David I. Schachter
  Vice President
Adam E. Tokar
  Assistant Vice President & Ombudsman
Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
Custodian
The Bank of New York Mellon
Counsel
Willkie Farr & Gallagher LLP
Transfer Agent and Registrar
Computershare Trust Company, N.A.

Stock Exchange Listing
Common
NYSE—Symbol:	GRX
Shares Outstanding:	8,474,459
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST One Corporate Center Rye, NY 10580-1422 (914) 921-5070 www.gabelli.com Third Quarter Report September 30, 2009 GRX Q3/2009

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Healthcare & WellnessRx Trust

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Executive Officer and Principal Financial Officer
Date 11/24/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Executive Officer and Principal Financial Officer
Date 11/24/09

*	Print the name and title of each signing officer under his or her signature.